Schedule of Basic and Diluted Net Income (loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net Income (loss)	$ (6,301)	$ 94	$ (12,866)	$ 3,185
Weighted average common shares used in computing net income (loss) per share, basic	33,386,200	33,119,549	33,386,200	32,812,462
Potentially diluted securities		12,373,071		8,359,999
Weighted average common shares used in computing net income (loss) per share, diluted	33,386,200	45,492,620	33,386,200	41,172,461
Net income (loss) per share, basic	$ (0.19)	$ 0.00	$ (0.39)	$ 0.10
Net income (loss) per share, diluted			(0.39)	0.08
Net income (loss) per share, diluted	$ (0.19)	$ 0.00	$ (0.39)	$ 0.08